Annual Fund Operating Expenses - iShares iBonds Dec 2034 Term Muni Bond ETF - iShares iBonds Dec 2034 Term Muni Bond ETF	Feb. 27, 2026	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.18%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.